Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Joan E. Boros
(202) 507-6413
JBoros@Stradley.Com

May 23, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Pacific Global Fund Inc. (d/b/a Pacific Advisors Fund Inc.)
(File Nos: 033-50208 and 811-07062) (the “Fund”)
Preliminary Proxy Materials

Commissioners:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, enclosed are a Schedule 14(a) Information cover page, preliminary Notice of Joint Special Meeting of Shareholders, proxy statement, and form of the proxy card to be furnished to shareholders of the Fund in connection with a meeting of shareholders that is scheduled to be held on June 20, 2016.

Please direct questions or comments relating to this filing to me at (202) 507-6413.

Very truly yours,

/s/Joan E. Boros
Joan E. Boros
cc: Catherine Henning